COMBINED CONSOLIDATED STATEMENTS OF EQUITY - Parenthetical - $ / shares		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Statement of Stockholders' Equity [Abstract]
Dividends paid in cash (in dollars per share)	$ 0.57	$ 0.57